Advanced Series Trust

AST Moderate Multi-Asset Portfolio

Supplement dated June 13, 2022 to the
Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Moderate Multi-Asset Portfolio (formerly, the AST AllianzGI World Trends Portfolio) (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

I.	New Subadvisory Arrangements and Strategy Change

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, approved: (i) replacing Allianz Global Investors U.S. LLC (AllianzGI) with PGIM Fixed Income, a business unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Wellington Management Company LLP (Wellington Management, and together with PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions, the New Subadvisers) as subadvisers to the Portfolio; and (ii) revising the investment strategy of the Portfolio.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies as of June 15, 2022 with final completion expected by July 1, 2022.

To reflect the changes described above, the SAI is hereby revised as follows, effective, unless otherwise noted, June 15, 2022:

A.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:
Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Moderate Multi-Asset Portfolio	PGIM Quantitative Solutions

For Asset Allocation Services:

0.04% of average daily net assets

For Quantitative Equity Management (including the overlay sleeve):

0.30% of average daily net assets to $1 billion;

0.25% of average daily net assets on next $5 billion; and

0.225% of average daily net assets over $6 billion

	PGIM, Inc. / PGIM Limited	0.17% of average daily net assets to $750 million; 0.16% of the next $750 million of average daily net assets; and 0.14% of average daily net assets over $1.5 billion
	Wellington Management	0.19% of average daily net assets
B.

The section in Part I of the SAI entitled “Aggregation Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to PGIM Fixed Income; PGIM Limited, and PGIM Quantitative Solutions with the information set forth below:

PGIM Fixed Income; PGIM Limited: The assets of the AST Government Money Market Portfolio and the assets of the PSF PGIM Government Money Market Portfolio of PSF will be aggregated.

The combined average daily net assets of the AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033 and the AST Investment Grade Bond Portfolio will include the assets of future portfolios of the Trust that are subadvised by PGIM Fixed Income pursuant to target maturity or constant duration investment strategies that are used in connection with non-discretionary asset transfers under certain living benefit programs.

 For purposes of calculating the advisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; (v) the AST Prudential Growth Allocation Portfolio; (vi) the AST Quantitative Modeling Portfolio; and (vii) the AST Moderate Multi-Asset Portfolio.

PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions): For purposes of calculating the advisory fee payable to PGIM Quantitative Solutions, not including the asset allocation services, the assets managed by PGIM Quantitative Solutions in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; (v) the AST Prudential Growth Allocation Portfolio; (vi) the AST Quantitative Modeling Portfolio; and (vii) the AST Moderate Multi-Asset Portfolio.

C.

The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to PGIM Quantitative Solutions and Wellington Management with the information set forth below:

PGIM Quantitative Solutions: PGIM Quantitative Solutions has agreed to a voluntary subadvisory fee waiver agreement (the PGIM Quantitative Solutions Waiver) that applies to the following AST Portfolios subadvised by PGIM Quantitative Solutions: AST Academic Strategies Asset Allocation Portfolio (PGIM Quantitative Solutions sleeves), AST Balanced Asset Allocation Portfolio (PGIM Quantitative Solutions sleeves), AST Capital Growth Asset Allocation Portfolio (PGIM Quantitative Solutions sleeves), AST Large-Cap Core Portfolio (PGIM Quantitative Solutions sleeves), AST Preservation Asset Allocation Portfolio (PGIM Quantitative Solutions sleeves), AST Prudential Flexible Multi-Strategy Portfolio (PGIM Quantitative Solutions sleeves), AST Prudential Growth Allocation Portfolio (PGIM Quantitative Solutions sleeves), AST QMA International Core Equity Portfolio, AST Moderate Multi-Asset Portfolio (PGIM Quantitative Solutions sleeves) and AST Quantitative Modeling Portfolio (PGIM Quantitative Solutions sleeves) (the Ten Portfolios).

The PGIM Quantitative Solutions Waiver discounts PGIM Quantitative Solutions’ combined annualized subadvisory fees that it receives with respect to the assets it manages in the Ten Portfolios. The size of the fee discount varies depending on the amount of such combined annual subadvisory fees.*

Combined Average Daily Net Assets	Percentage Fee Waiver
For Revenue up to $15 million
Up to $5 million	0% Fee Reduction
$5 million to $7.5 million	2.5% Fee Reduction
$7.5 million to $10 million	5% Fee Reduction
$10 million to $12.5 million	7.5% Fee Reduction
$12.5 million to $15 million	12.5% Fee Reduction
When Revenue Exceeds $15 million
Over $15 million	15% Fee Reduction

*This relationship pricing discount will apply only to the managed security selection fee schedules—and not to the asset allocation fees. “Revenue” shall mean the fees for managed security selection

Wellington Management: For purposes of calculating the subadvisory fee payable to Wellington Management with respect to AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Core Fixed Income Portfolio, AST Global Bond Portfolio, AST Large-Cap Value Portfolio, AST Mid-Cap Value Portfolio, AST Moderate Multi-Asset Portfolio, AST Preservation Asset Allocation Portfolio, AST Small-Cap Growth Portfolio and AST Wellington Management Hedged Equity Portfolio, Wellington Management has agreed to voluntarily reduce its subadvisory fee rates by the following percentages (based on combined aggregate subadvisory fees paid to Wellington Management:

Combined Annualized Subadviser Fees	Percentage Fee Waiver
Up to $15 million	2.5% Fee Reduction
$15 million to $20 million	5% Fee Reduction
$20 million to $25 million	7.5% Fee Reduction
$25 million to $30 million	10% Fee Reduction
Over $30 million	12.5% Fee Reduction

D.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:

AST Moderate Multi-Asset Portfolio
Adviser/ Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
PGIM Investments LLC	Brian Ahrens	8/$66,999,620,199	None	None	None
	Andrei O. Marinich, CFA	8/$66,999,620,199	None	None	None
	Todd L. Kerin	9/$58,062,058,686	None	None	None
PGIM Quantitative Solutions LLC	Marcus Perl	33/$72,486,519,433	3/$2,230,101,250	11/$1,134,683,260	$50,000 - $100,000
	Edward L. Campbell, CFA	31/$71,524,998,703	3/$2,230,101,250	10/$759,436,452	$100,000 - $500,000
	Joel M. Kallman, CFA	33/$72,486,519,433	3/$2,230,101,250	11/$1,134,683,260	$50,000 - $100,000
E.	Effective July 1, 2022, all references and information pertaining to AllianzGI are hereby removed from the SAI.
II.	Reorganization

The Board approved the reorganization (the Reorganization) of the Portfolio (the Target Portfolio) into the AST Balanced Asset Allocation Portfolio (the Acquiring Portfolio), another series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. It is anticipated that a proxy statement/prospectus relating to the Reorganization will be mailed to Target Portfolio shareholders on or about September 12, 2022, and that the special meeting of the Target Portfolio’s shareholders will be held on or about October 18, 2022.

Pursuant to the Reorganization, the assets and liabilities of the Target Portfolio would be exchanged for shares of the Acquiring Portfolio, and Target Portfolio shareholders would become shareholders of the Acquiring Portfolio. No charges would be imposed in connection with the proposed Reorganization. The Acquiring Portfolio shares to be received by the Target Portfolio shareholders in the proposed Reorganization would be equal in value to the Target Portfolio shares held by such shareholders immediately prior to the proposed Reorganization. The Target Portfolio and the Acquiring Portfolio anticipate obtaining an opinion of counsel to the effect that the proposed Reorganization would not result in any adverse federal income tax consequences to either the Target Portfolio or the Acquiring Portfolio, or their respective shareholders.

If the required shareholder approval is obtained and all required closing conditions are satisfied, including receipt of the tax opinion, it is expected that the proposed Reorganization will be completed in, or around, the fourth quarter of 2022, or as soon as reasonably practicable once shareholder approval is obtained.

This supplement should be read and retained for future reference.

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